Tax Assets and Liabilities - Summary of Unrecognized Deferred Tax Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Components Of Deferred Tax Assets [Abstract]
Deductible temporary differences	$ 771	$ 461
Tax losses carry forwards	10,905	30,493
Total	$ 11,676	$ 30,954